Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events

NOTE H - SUBSEQUENT EVENTS

The Plan has evaluated subsequent events through June 18, 2026, the date the financial statements were issued. No adjustments were made to the financial statements as a result of this evaluation.